Shareholder Fees - FidelitySeriesSustainableUSMarketFund-PRO	Apr. 01, 2025 USD ($)
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none